Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	SERIES A $0.00001 PAR VALUE	SERIES B $0.00001 PAR VALUE	SERIES C $0.00001 PAR VALUE	PREFERRED SHARES $0.00001 PAR VALUE	PREFERRED SHARES $0.00001 PAR VALUE SERIES A $0.00001 PAR VALUE	PREFERRED SHARES $0.00001 PAR VALUE SERIES B $0.00001 PAR VALUE	PREFERRED SHARES $0.00001 PAR VALUE SERIES C $0.00001 PAR VALUE	A-G ORDINARY £0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE SERIES A $0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE SERIES B $0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE SERIES C $0.00001 PAR VALUE	DEFERRED SHARES £0.00001 PAR VALUE	DEFERRED B SHARES £0.001 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	ADDITIONAL PAID-IN CAPITAL SERIES A $0.00001 PAR VALUE	ADDITIONAL PAID-IN CAPITAL SERIES B $0.00001 PAR VALUE	ADDITIONAL PAID-IN CAPITAL SERIES C $0.00001 PAR VALUE	ACCUMULATED OTHER COMPREHENSIVE GAIN (LOSS)	ACCUMULATED DEFICIT
Balance at Dec. 31, 2017	$ 12,220				$ 1											$ 46,705				$ (2,010)	$ (32,476)
Balance, Shares at Dec. 31, 2017					32,240,000				7,299,509
Issuance of preferred shares		$ 3,443	$ 34,640														$ 3,443	$ 34,640
Issuance of shares, Shares						2,600,000	20,800,034		1,011,762
Extinguishment of shareholder loan for preferred shares			6,672															6,672
Extinguishment of shareholder loan for preferred shares, Shares							3,408,947
Forfeiture of ordinary shares, Shares									(23,067)					23,067
Non-cash share-based compensation	114															114
Unrealized loss on foreign currency translation	(835)																			(835)
Net loss	(33,283)																				(33,283)
Balance at Dec. 31, 2018	22,971				$ 1											91,574				(2,845)	(65,759)
Balance, Shares at Dec. 31, 2018					55,640,034				8,288,204					23,067
Issuance of preferred shares			74,590	$ 39,999														74,590	$ 39,999
Issuance of shares, Shares							38,133,299	12,307,692	7,846,539
Forfeiture of ordinary shares, Shares									(87,303)					87,303
Non-cash share-based compensation	1,459															1,459
Unrealized loss on foreign currency translation	(154)																			(154)
Net loss	(53,909)																				(53,909)
Balance at Dec. 31, 2019	84,956				$ 1											207,622				(2,999)	(119,668)
Balance, Shares at Dec. 31, 2019					106,081,025				16,047,440					110,370
Issuance of preferred shares		$ 299	$ 875	$ 79,679													$ 299	$ 875	$ 79,679
Issuance of shares, Shares						230,249	448,631	46,515,834	987,703
Issuance of ordinary shares	9															9
Forfeiture of ordinary shares, Shares									(165,414)	(17,804)				183,218
Employee exchange of ordinary shares for stock options, Shares									(1,780,944)					1,780,944
Subdivision of £1 nominal shares and reduction in deferred share capital, see Note 6															$ 153	(153)
Subdivision of £1 nominal shares and reduction in deferred share capital, see Note 6, Shares															123,638,835
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, see Note 6	2				$ (1)									$ 2
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, see Note 6, Shares					(153,275,739)				(15,088,785)	25,921,158	5,579,486	9,447,347	9,358,503	142,443,366
Issuance of ADRs in initial public offering, net of issuance costs of $4,832	161,758															161,758
'Issuance of ADRs in initial public offering, net of issuance costs of $4,832, Shares										9,951,591
Non-cash share-based compensation	6,204															6,204
Unrealized loss on foreign currency translation	12,341																			12,341
Net loss	(96,322)																				(96,322)
Balance at Dec. 31, 2020	$ 249,800													$ 2	$ 153	$ 456,293				$ 9,342	$ (215,990)
Balance, Shares at Dec. 31, 2020										35,854,945				144,517,898	123,638,835